Related party transactions and balances	12 Months Ended
Jun. 30, 2025
Related party transactions and balances
Related party transactions and balances

Note 7 – Related party transactions and balances

As of and for the year ended June 30, 2025, the Group did not have any related-party transactions or outstanding balances with parties meeting the definition of related parties under ASC 850-10-20.

Relationship with Intellectual International Capital LLC (“IIC”)

IIC was considered a related party of the Company by virtue of the involvement of the Company’s former president, Dr. Jiaming Li, who concurrently served as a senior manager of IIC and was therefore able to exercise significant influence over both entities. Following Dr. Jianming Li’s resignation in November 2023, transactions and balances between the Group and IIC up to November 2023 were regarded as related-party transactions.

Related party balances

There were no related-party balances outstanding as of June 30, 2025 and 2024.

Related party transactions

		For the year ended	For the year ended	For the year ended
		June 30,	June 30,	June 30,
Name of related party	Related party	2025	2024	2023
Receipt on behalf of Group	Intellectual International Capital LLC	$—	$3,393,027	1,205,110
Payment on behalf of Group	Intellectual International Capital LLC	—	(2,812,692)	(1,056,897)

Except for the transactions and balances described above, the Group had no other related-party transactions or outstanding balances with related parties.